Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	(in US$ thousands)
Cost:
Network equipment	$27,369	$27,298
Leasehold improvements	3,784	4,408
Electronic equipment	3,706	3,026
Furniture, computers and office equipment	1,057	1,041
Self-developed software	830	863
Total cost	36,746	36,636
Less: accumulated depreciation	(25,125)	(31,366)
Capitalized internal-use software development costs	91	42
Construction in progress	1,234	17,396
Property and equipment, net	$12,946	$22,708